Shareholders' equity (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jun. 02, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from follow-on offering, net		$ 0	$ 0	$ 129,853
Vesting period		4 years
Weighted-average grant-date fair value of options granted		$ 25.24	$ 130.95	$ 27.85
Aggregate intrinsic value of exercised options		$ 10,873	$ 142,419	$ 128,463
Grant-date fair value of vested options		23,346	$ 25,536	$ 12,620
Total unrecognized compensation cost		$ 144,610
Total unrecognized compensation cost weighted-average period		2 years 6 months 18 days
2019 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years
Unallocated ordinary shares		3,551,789
IPO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of ordinary shares, net of issuance costs (shares)	2,300,000
Proceeds from follow-on offering, net	$ 129,853
IPO | Underwriters
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of ordinary shares, net of issuance costs (shares)	300,000
ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of ordinary shares, net of issuance costs (shares)		142,973
Number of ordinary shares reserved and available for grant and issuance		701,205
Percentage number of shares available for issuance		1.00%
Percentage of employee salaries to purchase ordinary shares		15.00%
Percentage price of ordinary share purchased of fair market value		85.00%